NOTE C—INCOME TAXES (Tables)	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense
	2012	2011

Current taxes	$0	$0
Deferred taxes	0	0
	$0	$0

	2011	2010

Current taxes	$0	$0
Deferred taxes	0	0
	$0	$0